BNY Mellon New York AMT-Free Municipal Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8%
New York — 97.9%
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2046	2,940,000	2,664,191
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2051	3,125,000	2,684,620
Albany Capital Resource Corp., Revenue Bonds, Refunding (Albany Medical Center Hospital Project) Ser. A	5.50	5/1/2055	5,000,000	5,200,757
Brookhaven Local Development Corp., Revenue Bonds (Jefferson’s Ferry Project) Ser. B	4.00	11/1/2045	4,020,000	3,641,614
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2041	1,530,000	1,388,142
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2047	1,160,000	995,935
Broome County Local Development Corp., Revenue Bonds, Refunding (United Health Services Hospitals Obligated Group) (Insured; Assured Guaranty Corp.)	4.00	4/1/2050	3,000,000	2,577,680
Build New York City Resource Corp., Revenue Bonds	5.50	7/1/2055	3,500,000	3,571,322
Build New York City Resource Corp., Revenue Bonds (Classical Charter School Project)	4.50	6/15/2043	700,000	621,458
Build New York City Resource Corp., Revenue Bonds (Classical Charter School Project)	4.75	6/15/2053	1,450,000	1,241,988
Build New York City Resource Corp., Revenue Bonds (Equality Charter School Project) Ser. A	5.00	6/15/2036	2,000,000	2,014,631
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2041	525,000	450,653
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2051	2,940,000	2,270,074
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2056	980,000	723,594
Build New York City Resource Corp., Revenue Bonds (RiverSpring Health Senior Living, Inc. Project) Ser. A(a)	6.50	12/15/2045	4,265,000	4,282,647
Build New York City Resource Corp., Revenue Bonds (South Bronx Classical Charter School V Project) Ser. A	5.00	6/15/2046	825,000	806,064
Build New York City Resource Corp., Revenue Bonds (South Bronx Classical Charter School V Project) Ser. A	5.25	6/15/2056	1,250,000	1,205,893
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2042	1,200,000	1,089,031
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2043	880,000	794,624
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	4,000,000	4,011,948
Build New York City Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	2,500,000	2,630,873
Build New York City Resource Corp., Revenue Bonds (The Renaissance Charter School 2 Project) Ser. A	5.50	6/15/2055	3,655,000	3,489,435
Build New York City Resource Corp., Revenue Bonds (Urban Resource Institute Project) Ser. A	5.00	12/1/2041	1,000,000	1,039,652
Build New York City Resource Corp., Revenue Bonds (Urban Resource Institute Project) Ser. A	5.50	12/1/2051	1,000,000	1,033,673
Build New York City Resource Corp., Revenue Bonds (Urban Resource Institute Project) Ser. A	5.50	12/1/2056	1,500,000	1,541,303

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
New York — 97.9% (continued)
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(a)	5.38	10/15/2061	3,500,000	3,242,631
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(a)	5.50	6/1/2056	2,345,000	2,262,315
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A	5.75	6/15/2060	6,000,000	5,884,292
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(a)	7.00	12/15/2055	4,000,000	4,036,750
Build New York City Resource Corp., Revenue Bonds, Refunding (Q Student Residences Project) Ser. A	5.00	6/1/2038	1,000,000	1,000,870
Empire State Development Corp., Revenue Bonds, Ser. A	5.00	3/15/2037	4,000,000	4,222,332
Hempstead Town Local Development Corp., Revenue Bonds (Adelphi University Project) Ser. A	5.00	10/1/2045	1,330,000	1,313,762
Hempstead Town Local Development Corp., Revenue Bonds (Adelphi University Project) Ser. A	5.00	10/1/2046	775,000	756,142
Hempstead Town Local Development Corp., Revenue Bonds (Adelphi University Project) Ser. A	5.25	10/1/2051	3,000,000	2,951,005
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2034	810,000	815,741
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2039	1,200,000	1,202,950
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	2/15/2047	7,000,000	6,289,916
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	5,000,000	5,029,470
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2037	2,150,000	2,153,851
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2038	2,900,000	2,872,043
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2039	3,000,000	2,922,543
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2036	1,500,000	1,576,874
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2037	2,000,000	2,094,323
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.25	9/1/2050	10,000,000	10,363,572
Long Island Power Authority, Revenue Bonds, Refunding, Ser. C(b)	3.40	9/1/2030	7,350,000	7,328,503
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2037	8,825,000	8,906,415
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2038	5,920,000	5,968,605
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.25	11/15/2055	1,410,000	1,432,720
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	3,305,000	3,313,752
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Build America Mutual) Ser. A	4.00	11/15/2048	7,240,000	6,275,983
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	4,750,000	4,761,127
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2043	1,335,000	1,383,334
Monroe County Industrial Development Corp., Revenue Bonds (Eugenio Maria De Hostos Charter School Project)(a)	5.00	7/1/2044	3,595,000	3,358,425
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2034	1,100,000	1,102,094
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2035	1,150,000	1,151,557
Monroe County Industrial Development Corp., Revenue Bonds (University of Rochester Project) Ser. A	5.00	7/1/2053	3,500,000	3,572,851
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (Rochester Regional Health Project)	4.00	12/1/2046	1,555,000	1,302,951

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
New York — 97.9% (continued)
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (St. John Fisher University Project)	5.25	6/1/2054	1,685,000	1,715,693
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	4.00	7/1/2050	11,470,000	10,051,484
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2035	800,000	809,091
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2036	1,000,000	1,010,341
New York City, GO (LOC; TD Bank NA) Ser. D4(c)	2.90	8/1/2040	1,100,000	1,100,000
New York City, GO (LOC; TD Bank NA) Ser. E5(c)	2.90	3/1/2048	4,000,000	4,000,000
New York City, GO, Ser. A	4.13	8/1/2053	1,000,000	874,591
New York City, GO, Ser. A	5.00	8/1/2034	3,150,000	3,488,275
New York City, GO, Ser. A1	5.00	8/1/2037	8,500,000	8,511,149
New York City, GO, Ser. AA1	4.00	8/1/2037	4,000,000	3,920,270
New York City, GO, Ser. C	4.00	8/1/2036	5,000,000	5,002,921
New York City, GO, Ser. C1	4.00	9/1/2052	1,500,000	1,284,098
New York City, GO, Ser. D	5.25	10/1/2055	4,000,000	4,096,132
New York City, GO, Ser. D1	5.50	5/1/2044	1,000,000	1,057,284
New York City, GO, Ser. D1	5.50	5/1/2046	1,250,000	1,312,068
New York City, GO, Ser. E1	4.00	4/1/2045	4,000,000	3,616,828
New York City, GO, Ser. F1	5.00	4/1/2034	2,000,000	2,058,491
New York City, GO, Ser. F1	5.00	4/1/2035	3,500,000	3,596,889
New York City, GO, Ser. F1	5.00	4/1/2039	3,000,000	3,063,460
New York City, GO, Ser. G	5.25	2/1/2047	1,200,000	1,249,534
New York City, GO, Ser. G	5.25	2/1/2053	1,000,000	1,028,596
New York City, GO, Refunding, Ser. F1	5.00	8/1/2034	5,000,000	5,536,945
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) Ser. C1A	4.00	11/1/2053	2,310,000	1,952,442
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. A1	4.75	11/1/2054	3,500,000	3,269,085
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	1/1/2030	2,000,000	2,124,740
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	1/1/2031	1,250,000	1,343,758
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	4.00	3/1/2031	2,500,000	2,540,677
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	4.00	3/1/2032	1,750,000	1,765,867
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	4.00	3/1/2045	5,000,000	4,523,308
New York City Industrial Development Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	1,910,000	1,911,212
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	4.00	6/15/2051	1,500,000	1,313,801
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	5.25	6/15/2053	5,000,000	5,138,439
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	5.25	6/15/2053	8,695,000	8,932,934
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	5.25	6/15/2055	10,000,000	10,349,899
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. BB	5.00	6/15/2056	4,000,000	4,048,720
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. CC1	5.25	6/15/2054	10,000,000	10,253,980
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. DD1	4.00	6/15/2050	7,500,000	6,586,774
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2040	8,000,000	8,330,651

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
New York — 97.9% (continued)
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. A3	5.00	8/1/2040	7,045,000	7,116,521
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. C1	4.00	5/1/2051	7,000,000	6,076,244
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. C1	5.00	5/1/2041	1,000,000	1,044,561
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.00	7/15/2043	10,760,000	10,950,380
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2039	5,500,000	5,561,243
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2048	5,000,000	4,410,976
New York City Transitional Finance Authority, Revenue Bonds, Ser. C	5.25	11/1/2055	2,000,000	2,051,987
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Future Tax) Ser. D	5.00	11/1/2039	10,000,000	10,212,337
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. A(d)	0.00	11/15/2050	18,180,000	5,476,667
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. B(d)	0.00	11/15/2046	11,220,000	3,979,570
New York Convention Center Development Corp., Revenue Bonds, Refunding, Ser. A	5.00	11/15/2032	3,000,000	3,302,346
New York Energy Finance Development Corp., Revenue Bonds(b)	5.00	12/1/2033	15,890,000	16,236,319
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000	3,767,444
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	8,400,000	9,349,317
New York Power Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2050	2,795,000	2,513,963
New York State Dormitory Authority, Revenue Bonds	5.00	7/1/2034	1,150,000	1,233,890
New York State Dormitory Authority, Revenue Bonds	5.00	7/1/2036	660,000	697,898
New York State Dormitory Authority, Revenue Bonds	5.50	7/1/2039	2,040,000	2,166,157
New York State Dormitory Authority, Revenue Bonds	5.50	7/1/2040	2,160,000	2,274,352
New York State Dormitory Authority, Revenue Bonds	5.50	7/1/2041	2,285,000	2,390,715
New York State Dormitory Authority, Revenue Bonds (Fordham University)	4.00	7/1/2046	2,500,000	2,292,633
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan- Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.) Ser. 1(d)	0.00	7/1/2028	18,335,000	17,373,527
New York State Dormitory Authority, Revenue Bonds (New York Institute of Technology)	5.25	7/1/2049	2,300,000	2,306,223
New York State Dormitory Authority, Revenue Bonds (New York Institute of Technology)	5.25	7/1/2054	2,900,000	2,859,611
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	3,075,000	3,151,809
New York State Dormitory Authority, Revenue Bonds (Orchard Park CCRC, Inc. Obligated Group) Ser. A	5.13	11/15/2050	2,450,000	2,449,768
New York State Dormitory Authority, Revenue Bonds (Orchard Park CCRC, Inc. Obligated Group) Ser. A	5.13	11/15/2055	1,975,000	1,949,526
New York State Dormitory Authority, Revenue Bonds (Roswell Park Cancer Institute Obligated Group)(Insured; Assured Guaranty Corp.) Ser. A1	5.50	7/1/2050	2,500,000	2,642,720
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group) (Insured; Assured Guaranty Corp.)	5.50	10/1/2054	8,000,000	8,216,798
New York State Dormitory Authority, Revenue Bonds, Ser. A(e)	4.00	3/15/2029	10,000	10,315
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	5,000,000	5,025,674
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	3,000,000	3,002,238

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
New York — 97.9% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.25	10/1/2050	2,400,000	2,472,946
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.50	7/1/2043	1,685,000	1,804,730
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.50	7/1/2045	1,000,000	1,061,424
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	10/1/2034	1,125,000	1,133,095
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	10/1/2035	900,000	903,097
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	10/1/2036	575,000	574,838
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center) Ser. 1	5.00	7/1/2042	1,000,000	1,006,191
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2033	2,000,000	2,032,839
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	2,010,000	2,037,081
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2035	2,800,000	2,823,323
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	4.00	7/1/2052	7,400,000	5,828,074
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2040	1,000,000	1,006,571
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2041	1,000,000	1,003,502
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2042	1,325,000	1,326,450
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School Project) Ser. A	5.00	7/1/2036	2,000,000	2,003,810
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A(e)	4.00	3/15/2029	5,000	5,157
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A(e)	4.00	7/1/2031	185,000	194,018
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2036	5,515,000	5,425,801
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2037	4,000,000	3,804,251
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2048	3,590,000	3,091,222
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2054	5,000,000	4,280,524
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A(e)	5.00	7/1/2027	10,000	10,200
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	1,240,000	1,260,061
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2037	5,000,000	5,218,613
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. B	4.00	3/15/2054	5,000,000	4,351,061
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2036	1,964,000	1,966,761
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2037	986,000	979,199
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	4.00	2/15/2038	6,000,000	5,861,070
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	5.00	3/15/2036	3,000,000	3,219,157
New York State Energy Research & Development Authority, Revenue Bonds (Rochester Gas and Electric Corp Project) Ser. B	4.00	5/15/2032	3,000,000	3,039,173
New York State Energy Research & Development Authority, Revenue Bonds, Refunding (New York State Electric & Gas Corp.) Ser. C	4.00	4/1/2034	1,000,000	1,016,917
New York State Energy Research & Development Authority, Revenue Bonds, Refunding (New York State Electric & Gas Corporation Project) Ser. A(b)	3.45	7/1/2031	4,400,000	4,328,518
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. D2(b)	3.15	11/1/2030	10,000,000	9,855,212

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
New York — 97.9% (continued)
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. D2(b)	3.35	11/1/2032	5,500,000	5,421,541
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; State of New York Mortgage Agency)(b)	3.80	5/1/2029	4,000,000	4,001,259
New York State Mortgage Agency, Revenue Bonds, Ser. 223	3.50	4/1/2049	385,000	384,818
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	1/1/2050	3,000,000	2,665,656
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2051	1,000,000	878,960
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2055	6,000,000	5,172,974
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2041	1,750,000	1,611,178
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2046	2,500,000	2,208,924
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,960,000	1,914,547
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	7,500,000	6,991,369
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	4,000,000	4,073,933
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2034	585,000	594,120
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	3,000,000	3,110,695
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2055	2,500,000	2,640,566
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	10,000,000	10,527,200
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2032	1,025,000	1,102,307
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2033	1,500,000	1,604,975
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2041	5,000,000	5,093,932
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.50	6/30/2054	10,890,000	10,971,527
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.63	4/1/2040	2,000,000	2,107,002
New York Transportation Development Corp., Revenue Bonds (Laguardia Airport Terminal B Redevelopment Project) (Insured; Assured Guaranty Corp.) Ser. A	4.00	7/1/2036	5,345,000	5,228,357
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	2,580,000	2,476,275
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal) Ser. A	5.00	12/1/2032	1,550,000	1,624,202
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal) Ser. A	5.00	12/1/2033	1,450,000	1,513,377
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. B(f)	5.00	12/31/2054	1,500,000	964,533
New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. A	5.25	12/31/2054	7,000,000	7,057,641
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2034	2,000,000	2,000,280
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2040	1,750,000	1,696,659
Oneida County Local Development Corp., Revenue Bonds (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Corp.) Ser. A	4.00	12/1/2051	4,000,000	3,394,569
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Corp.)	4.00	12/1/2049	4,500,000	3,887,256

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
New York — 97.9% (continued)
Onondaga Civic Development Corp., Revenue Bonds, Refunding (Syracuse University) Ser. A	5.00	12/1/2034	1,550,000	1,643,790
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218	4.00	11/1/2047	4,000,000	3,513,801
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 221	5.00	7/15/2035	2,000,000	2,081,720
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93	6.13	6/1/2094	16,955,000	16,985,946
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195	5.00	10/1/2035	5,000,000	5,006,389
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195	5.00	4/1/2036	4,000,000	4,004,907
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197	5.00	11/15/2033	2,000,000	2,007,193
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 211	5.00	9/1/2048	2,000,000	2,035,067
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2036	1,000,000	1,009,729
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 236	5.00	1/15/2052	1,500,000	1,502,467
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 237	5.00	1/15/2052	2,000,000	2,045,442
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 238	5.00	7/15/2038	1,000,000	1,051,725
Schenectady County Capital Resource Corp., Revenue Bonds, Refunding (Union College Project)	5.25	7/1/2052	700,000	708,171
Suffolk County Economic Development Corp., Revenue Bonds (Catholic Health Services of Long Island Obligated Group Project) Ser. C	5.00	7/1/2031	2,370,000	2,372,734
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	4.00	6/1/2050	4,000,000	3,407,693
The Genesee County Funding Corp., Revenue Bonds (Rochester Regional Health Energy Projects) Ser. A	5.50	12/1/2055	2,500,000	2,556,489
The Genesee County Funding Corp., Revenue Bonds, Refunding (Rochester Regional Health Obligated Group) Ser. A	5.25	12/1/2052	2,500,000	2,482,701
The Trust for Cultural Resources of The City of New York, Revenue Bonds (Lincoln Center For The Performing Arts, Inc.) Ser. A	5.00	12/1/2035	2,250,000	2,501,912
The Trust for Cultural Resources of The City of New York, Revenue Bonds, Refunding (The Museum Of Modern Art)	5.00	8/1/2031	3,000,000	3,308,569
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2042	3,000,000	3,024,056
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	2,500,000	2,128,303
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	4.00	5/15/2046	4,000,000	3,678,858
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C3	3.00	5/15/2051	10,500,000	7,535,200
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. A	4.00	5/15/2051	3,000,000	2,673,220
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C	5.00	11/15/2037	10,000,000	10,311,851
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	5,000,000	5,068,654
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	4.13	5/15/2054	4,290,000	3,774,914
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute Project)	5.00	9/1/2041	1,720,000	1,778,980
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute Project)	5.00	9/1/2042	1,105,000	1,138,599
TSASC, Inc., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	5,000,000	5,051,463
TSASC, Inc., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	18,000,000	18,077,603
Westchester County Local Development Corp., Revenue Bonds (NY Blood Center Project)	5.00	7/1/2038	1,700,000	1,775,639
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2027	270,000	273,923
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2028	280,000	285,972
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2029	250,000	255,308

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
New York — 97.9% (continued)
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2034	200,000	203,955
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2042	465,000	466,205
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(a)	5.00	7/1/2046	8,800,000	8,278,316
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	12,260,000	12,325,672
Western Nassau County Water Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2046	1,000,000	932,405
Western Nassau County Water Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2051	1,500,000	1,357,988
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	420,000	405,609
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2049	640,000	569,871
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2054	465,000	401,171
				797,531,355
U.S. Related — .9%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,770,000	1,790,821
Municipality of San Juan Puerto Rico, GO, Ser. A	5.00	7/1/2030	220,000	232,099
Municipality of San Juan Puerto Rico, GO, Ser. A	5.00	7/1/2032	530,000	566,647
Municipality of San Juan Puerto Rico, GO, Ser. A	5.00	7/1/2034	640,000	685,867
Municipality of San Juan Puerto Rico, GO, Ser. A	5.00	7/1/2046	400,000	406,694
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	997,337	1,013,716
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,500,000	2,626,810
				7,322,654
Total Investments (cost $842,372,660)			98.8%	804,854,009
Cash and Receivables (Net)			1.2%	10,139,178
Net Assets			100.0%	814,993,187

GO—Government Obligation
LOC—Letter of Credit

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to $28,905,405 or 3.6% of net assets.

(b)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(c)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(f)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon New York AMT-Free Municipal Bond Fund
August 31, 2026 (Unaudited)
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	804,854,009	—	804,854,009
	—	804,854,009	—	804,854,009

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the fund’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
At August 31, 2026, accumulated net unrealized depreciation on investments was $37,518,651, consisting of $2,114,400 gross unrealized appreciation and $39,633,051 gross unrealized depreciation.

At August 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.